Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee is the primary body responsible for approving equity awards, with limited delegation to the chief executive officer for non-executive personnel. All equity awards were made in accordance with the 2021 Plan. Although we do not have a formal policy with respect to the timing of our equity awards and do not take material public information into account when determining the timing and terms of such awards, when granting equity awards, the compensation committee considers the timing, pricing, and conditions to mitigate risks of stock price manipulation or conflicts of interest.
During our fiscal year ended December 31, 2024, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method
The compensation committee is the primary body responsible for approving equity awards, with limited delegation to the chief executive officer for non-executive personnel. All equity awards were made in accordance with the 2021 Plan. Although we do not have a formal policy with respect to the timing of our equity awards and do not take material public information into account when determining the timing and terms of such awards, when granting equity awards, the compensation committee considers the timing, pricing, and conditions to mitigate risks of stock price manipulation or conflicts of interest.
During our fiscal year ended December 31, 2024, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we do not have a formal policy with respect to the timing of our equity awards and do not take material public information into account when determining the timing and terms of such awards, when granting equity awards, the compensation committee considers the timing, pricing, and conditions to mitigate risks of stock price manipulation or conflicts of interest.
MNPI Disclosure Timed for Compensation Value	false